Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Leases [Abstract]
Short Term Leases

Note 8. LEASES

The Company leases office space under a non-cancellable operating lease which commenced in September 2023 and expires August 2026. Prior to this lease, the Company held a short-term lease, therefore the Company recorded an initial ROU asset and lease liability upon signing the new lease agreement. Lease expense for both three and nine months ended September 30, 2023 amounted to $13.2 thousand.

In addition, the Company rents an office space from the Law Firm, which is on a month-to-month basis and therefore is not included within the ROU Asset and Lease liability nor in the future minimum lease payments below. Short-term rent expense for the three and nine months ended September 30, 2023 and 2022 was $0.3 million and $0.9 million, respectively, and $0.2 million and $0.6 million, respectively.

The presentation of right-of-use assets and lease liabilities in the condensed consolidated balance sheet is as follows:

		September 30,
(In thousands)	Classification	2023
Assets
Right-of-use asset	Right-of-use assets	$368
Total Leased Assets		$368

Liabilities
Current
Operating lease liability	Other current liabilities	$(104)
Non-current
Operating lease liability	Lease liabilities	$(264)
Total Lease Liability		$(368)

The future minimum lease payments under non-cancellable operating leases as of September 30, 2023 for the next five years and thereafter are as follows:

(in thousands)
Remainder of 2023	$38
2024	153
2025	157
2026	107
2027	—
Thereafter	—
Total minimum payments required	455
Less: implied interest	(87)
Present value of lease liabilities	$368

Note 8. SHORT TERM LEASES

The Company leases office space under a non-cancellable operating lease expiring November 2023. In addition, the Company rents an office space from the Law Firm, which is on a month-to-month basis and therefore is not included in the future minimum lease payments below. Rent expense for the years ended December 31, 2022, 2021, and 2020 was $0.8 million, $0.8 million, and $1.5 million, respectively. With the adoption of ASC 842 as noted in Note 2, Basis of Presentation and Summary of Significant Accounting Policies, the Company has made an accounting policy election to capitalize leases with initial terms in excess of 12 months. As of December 31, 2022, the Company did not have any leases in excess of 12 months.

The future minimum lease payments under non-cancellable operating leases as of December 31, 2022 for the next five years and thereafter are as follows:

(In thousands)	Lease Payments
Year Ending December 31,
2023 (1)	$217
Total	$217

(1)
Operating lease expires before or during the year ending December 31, 2023.